FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2016
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis

	Fair Value Measurement at June 30, 2016 using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at June 30, 2016
	RMB	RMB	RMB	RMB	US$
Short-term investments
Financial products	—	5,263,127,021	—	5,263,127,021	791,935,934
Time deposits	—	180,817,249	—	180,817,249	27,207,338
Available-for-sale investments
China Eastern Airline	3,079,192,544	—	—	3,079,192,544	463,322,130
Tujia	—	—	2,951,401,321	2,951,401,321	444,093,550
eLong	—	—	1,797,616,926	1,797,616,926	270,485,100
LY.com	—	—	1,745,309,616	1,745,309,616	262,614,487
Hanting	1,334,598,638	—	—	1,334,598,638	200,815,335
Make My Trip	—	—	1,196,262,000	1,196,262,000	180,000,000
eHi	654,034,420	—	—	654,034,420	98,411,716
Tuniu	233,083,048	—	—	233,083,048	35,071,706
Easy Go	—	—	217,284,352	217,284,352	32,694,496
Others	—	—	225,043,305	225,043,305	33,861,976

Total	5,300,908,650	5,443,944,270	8,132,917,520	18,877,770,440	2,840,513,768

	Fair Value Measurement at December 31, 2015 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2015
	RMB	RMB	RMB	RMB	US$
Financial products	—	7,937,009,389	—	7,937,009,389	1,225,263,112
Time deposits	—	1,153,526,819	—	1,153,526,819	178,073,855
Available-for-sale investments
Tujia	—	—	2,876,749,196	2,876,749,196	444,093,550
LY.com	—	—	1,745,309,616	1,745,309,616	269,429,377
Hanting	1,116,231,309	—	—	1,116,231,309	172,316,421
eHi	793,869,127	—	—	793,869,127	122,552,275
Easy Go	—	—	527,301,676	527,301,676	81,401,352
Tuniu	430,659,093	—	—	430,659,093	66,482,308
Others	—	—	316,742,816	316,742,816	48,896,665

Total	2,340,759,529	9,090,536,208	5,466,103,304	16,897,399,041	2,608,508,915

Schedule of roll forward of major Level 3 investments

	Tujia	eLong	LY.com	Make My Trip	Easy Go	Others
	RMB	RMB	RMB		RMB	RMB
Fair value as at December 31, 2014	—	—	1,547,844,523	—	627,905,501	207,514,062
Addition	2,784,302,479	—	—	—	—	94,928,814
Effect of exchange rate change	53,534,169	—	—	—	13,372,961	7,103,210
The change in fair value of the investment	38,912,548	—	197,465,093	—	(113,976,786)	7,196,730

Fair value as at December 31, 2015	2,876,749,196	—	1,745,309,616	—	527,301,676	316,742,816

Addition/(disposal)		1,797,616,926		1,183,054,000	(304,815,274)	(94,584,827)
Effect of exchange rate change	74,652,125	—	—	13,208,000	(5,202,050)	2,885,316
The change in fair value of the investment	—	—	—	—	—	—

Fair value as at June 30, 2016	2,951,401,321	1,797,616,926	1,745,309,616	1,196,262,000	217,284,352	225,043,305

Fair value as at June 30, 2016 (US$)	444,093,550	270,485,100	262,614,487	180,000,000	32,694,496	33,861,976

Schedule of significant unobservable inputs used in the valuation

Unobservable Input	Tujia	eLong	LY.com	Easy Go	Others
Weighted average cost of capital	17%	15%	17%	28%	17 - 25%
Terminal growth rate	3%	3%	3%	3%	3%
Lack of marketability discount	30%	19%	35%	20%	9 - 30%
Time to liquidation	4 years	5 years	4 years	2 years	0.58 - 3.29 years
Risk-free rate	2.21%	1.46%	2.21%	1.65%	1.45 - 2.60%
Expected volatility	42.8%	50%	50.4%	38.75%	33.07 - 62.72%
Probability	Liquidation scenario: 10%	Liquidation scenario: 30%	Liquidation scenario: 70%	Liquidation scenario: 55%	Liquidation scenario: 40% - 50%
	Redemption scenario: 10%	Redemption scenario: 30%	IPO scenario: 30%	Redemption scenario: 45%	Redemption scenario: 40% - 50%
	IPO scenario: 80%	IPO scenario: 40%		Conversion scenario: 5%	Conversion scenario: 0% - 20%
Dividend yield	Nil		Nil	Nil	Nil